Equity - Schedule of Deferred Share Units, Restricted Share Units and Performance Share Units under Long-Term Incentive Plan (Details) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	113
Ending balance	113
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	175
Ending balance	175
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	175
Ending balance	175